Document And Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Golden Ocean Group Ltd
Entity Central Index Key	0001029145
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	144,272,697
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes